Net investment in lease - Schedule of Minimum Lease Receivable from Direct Financing Leases (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 238.0
2026	238.0
2027	238.0
2028	238.7
2029	238.0
Thereafter	3,032.6
Minimum lease receivable from direct financing leases	$ 4,223.3	$ 2,706.5